BORROWINGS - Interest rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Unsecured borrowings
Debt Instrument [Line Items]
Weighted average interest rate, short term	3.19%	4.16%
Weighted average interest rate, long term	3.16%	3.60%
Secured borrowings | Minimum
Debt Instrument [Line Items]
Fixed annual interest rate	4.15%
Secured borrowings | Maximum
Debt Instrument [Line Items]
Fixed annual interest rate	5.97%